Jan. 31, 2025
Supplement to the Prospectus dated January 28, 2025
TH GARP India Rising Leaders ETF | TH GARP India Rising Leaders ETF
THII
TH GARP India Rising Leaders ETF
Effective immediately, the Fund’s Investment Objective is restated in its entirety to read as follows:
TH GARP India Rising Leaders ETF (the “Fund”) seeks long-term capital appreciation.